Stock-based and Other Incentive Compensation - Stock Options (Details) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	0
Granted (in shares)	2,074,229
Outstanding, ending balance (in shares)	2,074,229
Weighted Average Exercise Price
Granted (in dollars per share) | $ / shares	$ 28.00
Outstanding, ending balance (in dollars per share) | $ / shares	$ 28.00
Stock Options Additional Disclosures
Options outstanding, Weighted average remaining contractual term	2 years 9 months 18 days
Options outstanding, Aggregate intrinsic value | $	$ 29
Options exercisable, Number of options (in shares)	0